Derivative Financial Instruments - Effect on Consolidated Statement of Profit or Loss (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative financial instruments
Unrealized gain, net on derivatives	$ 229,373	$ 45,960	$ 4,156,933
Realized gain/(loss), net on derivatives	300,262	11,436,481	(558,916)
Forward contracts
Derivative financial instruments
Unrealized gain, net on derivatives	229,373	45,960	30,105
Realized gain/(loss), net on derivatives	$ 300,262	2,161,927	(558,916)
Interest rate swaps
Derivative financial instruments
Unrealized gain, net on derivatives			$ 4,126,828
Realized gain/(loss), net on derivatives		$ 9,274,554